Income Tax: (Details 3)	Sep. 30, 2037 USD ($)
Income Tax Details 3 [Abstract]
Canadian tax loss carryforward expiring 2026	$ 2,089,161
Canadian tax loss carryforward expiring 2027	3,877,210
Canadian tax loss carryforward expiring 2028	14,778,157
Canadian tax loss carryforward expiring 2029	14,005,369
Canadian tax loss carryforward expiring 2030	17,302,855
Canadian tax loss carryforward expiring 2031	19,375,191
Canadian tax loss carryforward expiring 2032	5,620,962
Canadian tax loss carryforward expiring 2033	7,228,375
Canadian tax loss carryforward expiring 2034	10,414,020
Canadian tax loss carryforward expiring 2035	13,516,575
Canadian tax loss carryforward expiring 2036	16,070,783
Canadian tax loss carryforward expiring 2037	25,615,363
Total Canadian tax loss carryforward	$ 149,894,021